 U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/X/

Pre‑Effective Amendment No.
Post‑Effective Amendment No.	21

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/X/

Amendment No.	22

(Check appropriate box or boxes)

The Investment House Funds
(Exact Name of Registrant as Specified in Charter)

11100 Santa Monica Boulevard, Suite 270
Los Angeles, California 90025
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:   (310) 873-3021

Timothy J. Wahl
The Investment House LLC
11100 Santa Monica Boulevard, Suite 270
Los Angeles, California 90025
(Name and Address of Agent for Service)

With copy to:
Wade Bridge
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

It is proposed that this filing will become effective:
/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 21 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 20 filed November 22, 2016 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on the 2nd day of December, 2016.

THE INVESTMENT HOUSE FUNDS

By:	/s/ Timothy J. Wahl
Timothy J. Wahl, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Timothy J. Wahl	December 2, 2016
President (Chief Executive Officer) and Trustee

/s/ Brian J. Lutes	December 2, 2016
Treasurer (Chief Financial Officer)

Darrin F. DelConte *
Trustee

Nicholas G. Tonsich *
Trustee	* By:	/s/ Wade R. Bridge
Wade R. Bridge
Michael A. Zupanovich*		Attorney-in-fact
Trustee		December 2, 2016

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase